Stock-based compensation	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Share-Based Payment Arrangement, Additional Disclosure [Abstract]
Stock-based compensation
6. Stock-based compensation
The Company adopted the First Amended and Restated 2022 Nextracker LLC Equity Incentive Plan in April 2022 (the “LLC Plan”), which provides for the issuance of options, unit appreciation rights, performance units, performance incentive units, restricted incentive units and other unit-based awards to employees, directors, and consultants of the Company. Additionally, in connection with the IPO in February 2023, the Company approved the Second Amended and Restated 2022 Nextracker Inc. Equity Incentive Plan (the “NI Plan,” and collectively with the LLC Plan, the “2022 Plan”) to reflect, among other things, that the underlying equity interests with respect to awards issued under the LLC Plan shall, in lieu of common units of Nextracker LLC, relate to Class A common stock of Nextracker for periods from and after the closing of the IPO.
In addition to the 2022 Plan, certain executives, officers and employees of the Company also participate in the Flex 2017 equity incentive plan (the “Flex 2017 Plan”), and as such, stock-based compensation expense for the period presented also include expense recognized under the Flex 2017 Plan.
The following table summarizes the Company’s stock-based compensation expense under the 2022 Plan and the Flex 2017 Plan:

	Three-month periods ended
(In thousands)	June 30, 2023	July 1, 2022
Cost of sales	$1,926	$410
Selling, general and administrative expenses	6,715	595

Total stock-based compensation expense	$8,641	$1,005

Stock-based compensation expense includes an allocation of Flex’s corporate and shared functional employee expense of immaterial amounts for the three-month periods ended June 30, 2023 and July 1, 2022. These charges were recorded within selling, general and administrative expenses.
The 2022 Nextracker equity incentive plan
During the three-month period ended June 30, 2023, the Company granted 0.5 million time-based unvested restricted share units (“RSU”) awards to certain of its employees under the 2022 Plan. The vesting for these unvested RSU awards is contingent upon time-based vesting with continued service over a three-year period from the grant date, with a portion of the awards vesting at the end of each year. The weighted average fair value per share of the RSUs granted during the period was estimated to be $39.70 per award.
In addition, the Company also granted 0.4 million performance based vesting (“PSU”) awards whereby vesting is generally contingent upon (i) time-based vesting with continued service through March 31, 2026, and (ii) the achievement of certain metrics specific to the Company, which could result in a range of 0
-300%
of such PSUs ultimately vesting. The weighted average fair value per share of the PSUs granted during the period was estimated to be $40.47 per award, which corresponds to the Company’s closing price per share as of the grant date of the awards.
Further, the Company granted 0.5 million options awards that will cliff-vest on the third anniversary of the grant date, subject generally to continuous service through such vesting date. The exercise price for the shares underlying such Options is equal to $40.47 per award, which corresponds to the Company’s closing price per share as of the grant date of the awards. As a result of these new awards being granted close to the end of the first fiscal quarter, the Company is in the process of finalizing its estimate of the grant date fair value of the new options granted during the three-month period ended June 30, 2023.
Additionally, during the three-month period ended June 30, 2023, an immaterial number of awards were forfeited due to employee terminations.
The total unrecognized compensation expense related to unvested awards under the 2022 Nextracker Plan as of June 30, 2023 was approximately $61.0 million, which is expected to be recognized over a weighted-average period of approximately 2.53 years.
The Flex 2017 equity incentive plan (the “2017 Plan”)
All options have been fully expensed and none were outstanding and exercisable as of June 30, 2023.
The executives, officers and employees of Flex, including Nextracker, were granted restricted share unit (“RSU”) awards under the 2017 Plan. RSU awards are rights to acquire a specified number of ordinary Flex shares for no cash consideration in exchange for continued service with Flex. RSU awards generally vest in installments over a two to four-year period and unvested RSU awards are forfeited upon termination of employment. Vesting for certain RSU awards is contingent upon service and market conditions, or service and performance conditions.
As of June 30, 2023, the total unrecognized compensation cost related to unvested RSU awards held by Nextracker employees was approximately $1.4 million under the 2017 Plan. These costs will be amortized generally on a straight-line basis over a weighted-average period of approximately one year.

There were no options and no RSU awards granted under the 2017 Plan during the three-month period ended June 30, 2023.
An immaterial amount of unvested RSU awards are outstanding under the Flex 2017 Plan as of June 30, 2023, some of which represent the target amount of grants made to certain key employees whereby vesting is contingent on meeting certain market conditions.

7. Stock-based compensation
The Company adopted the First Amended and Restated 2022 Nextracker LLC Equity Incentive Plan in April 2022 (the “LLC Plan”), which provides for the issuance of options, unit appreciation rights, performance units, performance incentive units, restricted incentive units and other unit-based awards to employees, directors, and consultants of the Company. Additionally, in connection with the IPO in February 2023, the Company approved the Second Amended and Restated 2022 Nextracker Inc. Equity Incentive Plan (the “NI Plan,” and collectively with the LLC Plan, the “2022 Plan”) to reflect, among other things, that the underlying equity interests with respect to awards issued under the LLC Plan shall, in lieu of common units of Nextracker LLC, relate to Class A common stock of Nextracker for periods from and after the closing of the IPO.
The 2022 Plan is administered by the Board or such other committee appointed by the Board. Awards granted under the 2022 Plan expire no more than 10 years from the grant date. The 2022 Plan authorized the grant of 12.9 million equity-based awards. As of March 31, 2023, the Company had approximately 7.4 million equity-based awards available for grant under the 2022 Plan.
During fiscal year 2023, the Company granted the following three types of equity-based compensation awards to its employees under the 2022 Plan:

•
Restricted incentive unit awards
(“RSU”), whereby vesting is generally contingent upon time-based vesting with continued service over a three-year period from the grant date (with a portion of the awards vesting at the end of each year within such period), and the occurrence of an IPO or a sale of the Company.

•
Options awards,
whereby vesting is generally contingent upon (i) time-based vesting with continued service through March 31, 2026, (ii) the occurrence of an IPO or a sale of the Company, and (iii) upon the growth of the equity valuation of the Company in the four-year period from April 1, 2022 through March 31, 2026 (the “Options Performance Period”), which could result in a range of
0-100%
of such Options awards ultimately vesting; and

•
Performance based vesting awards
(“PSUs”) whereby vesting is generally contingent upon (i) time-based vesting with continued service through April 6, 2025, (ii) the occurrence of an IPO or a sale of the Company, and (iii) the achievement of certain metrics specific to Nextracker measured for each of the three fiscal years from fiscal year 2023 to fiscal year 2025 (the “PSU Performance Period”), which could result in a range of
0-200%
of such PSUs ultimately vesting. The performance-based metrics for the second and third tranches of the PSUs (512,663 PSUs) were not yet determined as of March 31, 2023, and therefore only the first tranche of PSUs (219,713 PSUs) has met the criteria for a grant date under ASC 718 as of March 31, 2023.

On the date any performance-based vesting requirement is satisfied, the award holder will become vested in the number of awards that have satisfied the time-based vesting requirement, if any.
In addition to the 2022 Plan, certain executives, officers and employees of the Company also participate in the Flex 2017 equity incentive plan (the “Flex 2017 Plan”), and as such, stock-based compensation expense for the period presented also include expense recognized under the Flex 2017 Plan.

Stock-based compensation expense
The following table summarizes the Company’s stock-based compensation expense under the 2022 Plan and the Flex 2017 Plan:

	Fiscal year ended March 31,
(In thousands)	2023	2022	2021
Cost of sales	$12,794	$1,526	$1,953
Selling, general and administrative expenses	19,200	1,522	2,353

Total stock-based compensation expense	$31,994	$3,048	$4,306

Stock-based compensation expense includes an allocation of Flex’s corporate
and
shared functional employee expense of immaterial amounts for the fiscal years 2023, 2022 and 2021. These charges were recorded within selling, general and administrative expenses.
Cumulative expense upon IPO and modification of awards
In connection with the IPO and the approval of the NI Plan, all awards previously issued under the LLC Plan were determined to be modified. The modification of the awards granted under the LLC Plan, pre-IPO,
were concluded to qualify as a Type I
probable-to-probable
modification (in accordance with ASC
718-20-55),
which resulted in an increase in the total fair value of such awards of $12.3 million, with the Company recording an immaterial amount of incremental stock-based compensation expense related to such modification during the fiscal year ended March 31, 2023.
Considering that the vesting of the awards granted under the 2022 Plan was contingent on an IPO, which occurred on February 9, 2023, the Company recognized $23.3 million of cumulative stock-based compensation expense for all awards outstanding under the 2022 Plan as of that date.
As of March 31, 2023, the total unrecognized compensation expense for unvested awards under the 2022 Plan and the related remaining weighted average period for expensing is summarized as follow:

	Unrecognized compensation expense (in thousands)	Weighted- average remaining period (in years)
Options	$9,861	3.04
RSU	23,455	2.14
PSU(1)	12,983	2.11

Total unrecognized compensation expense	$46,299

(1)	includes an estimated $11.8 million of expense related to 512,663 PSUs that do not meet the criteria for a grant date under ASC 718 as of March 31, 2023.
Determining fair value—RSU awards
Valuation and Amortization Method—
The valuation of RSUs granted under the 2022 Plan, during fiscal year 2023 (prior to the IPO) was determined in accordance with the guidance provided by the American Institute of

Certified Public Accountants Practice Aid, “Valuation of Privately-Held-Company Equity Securities Issued as Compensation.” Application of these approaches involves the use of estimates, judgment and assumptions that are highly complex and subjective, such as those regarding our expected future revenue and EBITDA, discount rates, market multiples, the selection of comparable companies and the probability of possible future events. Changes in any or all of these estimates and assumptions or the relationships between those assumptions impact our valuations as of each valuation date and may have a material impact on the valuation of our common stock.
Determining fair value—Options and PSU awards
Valuation and Amortization Method—
The Company estimated the fair value of options awards and PSU awards granted under the 2022 Plan using Monte-Carlo simulation models which is a probabilistic approach for
calculating the fair value of the awards.
Expected volatility—
Volatility used in a Monte Carlo simulation is derived from the historical volatility of Nextracker’s Peer Group. The service period of options and RSU awards granted in fiscal year 2023 is four year and three years, respectively.
Risk-Free Rate assumptions
—The Company bases the risk-free interest rate used in the Monte Carlo simulation based on the continuously compounded risk-free rate in the Monte Carlo simulations to calculate the drift rate of the Company and peer group stock prices. The risk-free rate of return was calculated using the U.S. Treasury daily yield curve.
The fair value of the Company’s awards granted under the 2022 Plan was estimated based on the following assumptions:

Fiscal year ended March 31, 2023
Expected volatility	65% - 70%
Expected dividends	—%
Risk-free interest rate	2.5% - 2.7%

Awards activity
The following table summarizes the RSU awards activity for the fiscal year ended March 31, 2023:

	Number of RSUs	Weighted average fair value per share
Unvested RSU awards outstanding, beginning of fiscal year	—	$—
Granted	2,172,234	20.12
Vested	—	—
Forfeited(1)	(169,815)	16.78

Unvested RSU awards outstanding, end of fiscal year	2,002,419	$20.40

(1)	awards forfeited due to employee terminations.

The weighted average grant date fair value of RSU awards granted during the fiscal year ended March 31, 2023 was estimated to be $17.03 per award and the weighted average modification date fair value was $20.40 per award as of February 9, 2023.
The following table summarizes the PSU awards activity for the fiscal year ended March 31, 2023:

	Fiscal year ended March 31,
	Number of PSUs	Weighted average fair value per share
Unvested PSU awards outstanding, beginning of fiscal year	—	$—
Granted(2)	219,713	23.01
Vested	—	—
Forfeited(1)	—	—

Unvested PSU awards outstanding, end of fiscal year	219,713	$23.01

(1)	awards forfeited due to employee terminations.

(2)	excludes 512,663 PSUs that do not meet the criteria for a grant date under ASC 718 as of March 31, 2023.
The weighted average grant date fair value of the PSU awards granted during the
fiscal year ended March 31, 2023 was estimated to be $19.35 per award calculated using a Monte Carlo simulation and weighted average modification date fair value was $23.01 per award as of February 9, 2023. Additional information for the PSUs awarded during the fiscal year ended March 31, 2023 is further detailed in the table below and the PSU Performance Period end date for these awards is March 31, 2025.

				Range of shares that may be issued(1)
Year of grant	Targeted number of awards as of March 31, 2023	Weighted average fair value per share		Minimum	Maximum
Awards with grant date and measurement date	219,713	$23.01		—	439,426
Awards without a grant date and measurement date	512,663	$23.01	(2)	—	1,025,326

(1)	Payouts can range from 0% to 200% of the applicable Tranche targets based on the achievement levels of the Company’s Total Shareholder Return (“TSR”), as determined in the Restricted Incentive Unit Award Agreement under the 2022 Plan for performance-based vesting awards.

(2)	Represents the weighted average fair value per share of awards that had a grant date and measurement date as of March 31, 2023 as these PSUs do not have a grant date or measurement date as of March 31, 2023.
No RSU awards and PSUs awards vested during the fiscal year ended March 31, 2023.
The following table summarizes the Options awards activity
for
the fiscal year ended March 31, 2023:

	Number of Options	Weighted average exercise price
Options awards outstanding, beginning of fiscal year	—	—
Granted	2,806,905	$21.0
Exercised	—	—
Forfeited(1)	(114,286)	21.0

Options awards outstanding, end of fiscal year	2,692,619	$21.0

Options awards exercisable as of March 31, 2023	—	—
Options awards vested and expected to vest as of March 31, 2023	2,692,619	$21.0

(1)	awards forfeited due to employee terminations.
The weighted average grant date fair value of Options awards granted during the fiscal year ended March 31, 2023 was estimated to be $5.17 per award calculated using a Monte Carlo simulation and the weighted average modification date fair value was $6.30 per award as of February 9, 2023. The weighted average remaining contractual life of Options awards outstanding and Options awards vested and expected to vest as of March 31, 2023 is 3.96 years and the aggregate intrinsic value of Options awards outstanding and Options awards vested and expected to vest as of March 31, 2023 is $41.1 million. No Options awards vested during the fiscal year ended March 31, 2023.
Vesting information for these shares is further detailed in the table below.

			Range of shares that may be issued(1)
Year of grant	Targeted number of awards as of March 31, 2023	Weighted average fair value per share	Minimum	Maximum	Options Performance Period end date
Fiscal 2023	2,692,619	$6.30	—	2,692,619	March 31, 2026

The Flex 2017 equity incentive plan (the “Flex 2017 Plan”)
All options under the Flex 2017 Plan have been fully expensed and none were outstanding and exercisable as of March 31, 2023.
The executives, officers and employees of Flex, including Nextracker, were granted RSU awards under the Flex 2017 Plan. RSU awards are rights to acquire a specified number of ordinary Flex shares for no cash consideration in exchange for continued service with Flex. RSU awards generally vest in installments over a two to four-year period and unvested RSU awards are forfeited upon termination of employment. Vesting for certain RSU awards is contingent upon service and market conditions, or service and performance conditions.

As of March 31, 2023, the total unrecognized compensation cost related to unvested RSU awards held by Nextracker employees was approximately $2.0 million under the Flex 2017 Plan. These costs will be amortized generally on a straight-line basis over a weighted-average period of approximately one year.
There were no options and no RSU awards granted under the Flex 2017 Plan during fiscal year 2023.
An immaterial amount of unvested RSU awards are outstanding under the Flex 2017 Plan as of
March 31, 2023, some of which represent the target amount of grants made to certain key employees whereby vesting is contingent on meeting certain market conditions.